Fair Value Measurements (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets:
Nuclear decommissioning trust	$ 1,188	$ 1,012
Equity Securities [Member]
Assets:
Nuclear decommissioning trust	758	672
Debt Securities [Member]
Assets:
Nuclear decommissioning trust	430	340
Fair Value, Measurements, Recurring [Member]
Assets:
Sub-total	10	13
Liabilities:
Total liabilities	10	13
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Assets measured at net asset value	290	247
Fair Value, Measurements, Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative Assets	2
Liabilities:
Derivative Liabilities	2
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Assets:
Derivative Assets	8	13
Liabilities:
Derivative Liabilities	8	13
Fair Value, Measurements, Recurring [Member] | Total [Member]
Assets:
Sub-total	1,146	1,179
Total assets	1,436	1,426
Liabilities:
Total liabilities	326	361
Fair Value, Measurements, Recurring [Member] | Total [Member] | Equity Securities [Member]
Assets:
Nuclear decommissioning trust	468	425
Fair Value, Measurements, Recurring [Member] | Total [Member] | Debt Securities [Member]
Assets:
Nuclear decommissioning trust	430	340
Fair Value, Measurements, Recurring [Member] | Total [Member] | Commodity contracts [Member]
Assets:
Derivative Assets	222	396
Liabilities:
Derivative Liabilities	318	332
Fair Value, Measurements, Recurring [Member] | Total [Member] | Interest Rate Swap [Member]
Assets:
Derivative Assets	26	18
Liabilities:
Derivative Liabilities	8	29
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Sub-total	515	592
Liabilities:
Total liabilities	45	302
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Nuclear decommissioning trust	468	425
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative Assets	47	167
Liabilities:
Derivative Liabilities	45	302
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Sub-total	546	476
Liabilities:
Total liabilities	143	31
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Assets:
Nuclear decommissioning trust	430	340
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative Assets	98	131
Liabilities:
Derivative Liabilities	143	15
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Assets:
Derivative Assets	18	5
Liabilities:
Derivative Liabilities		16
Level 3 [Member]
Assets:
Sub-total	75	98
Liabilities:
Total liabilities	128	15
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Sub-total	75	98
Liabilities:
Total liabilities	128	15
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative Assets	75	98
Liabilities:
Derivative Liabilities	$ 128	$ 15